Equity Method Investments - Summary of Abacus' Income Statement Information (Detail) (Abacus [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Abacus [Member]
Schedule of Equity Method Investments [Line Items]
Revenue	$ 87,039	$ 83,237	$ 263,536	$ 248,814	$ 335,255	$ 320,069	$ 261,952
Cost of sales					205,505	200,212	123,227
General and administrative costs					43,157	42,219	25,382
Other expenses					37,306	32,367	19,497
Operating income	12,876	15,946	42,961	41,683	49,287	45,271	93,846
Impairment losses, net							(3,057)
Gain on disposal of an associate						5,656
Impairment of goodwill					(100)	(65,809)
Other non-operating costs					3,127	6,174	7,214
Income before taxes					52,314	(8,708)	98,003
Income tax expense					9,946	11,658	18,551
Net income (loss)					42,368	(20,366)	79,452
Noncontrolling interest					(75)	130	103
Net income (loss) attributable to Abacus	$ 10,793	$ 8,887	$ 34,863	$ 30,575	$ 42,443	$ (20,496)	$ 79,349